COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

5.1 - Cost of revenues

	For the year ended December 31,
	2017	2016	2015
Salaries, employee benefits and social security taxes	(239,257)	(176,490)	(146,271)
Shared-based compensation expense	(5,666)	(917)	(735)
Depreciation and amortization expense	(4,339)	(4,281)	(4,441)
Travel and housing	(6,631)	(6,586)	(6,673)
Office expenses	(1,692)	(1,084)	(1,504)
Professional services	(5,005)	(1,754)	(361)
Recruiting, training and other employee expenses	(415)	(216)	(227)
Taxes other than income tax	(166)	(67)	(80)
TOTAL	(263,171)	(191,395)	(160,292)

5.2 - Selling, general and administrative expenses

	For the year ended December 31,
	2017	2016	2015
Salaries, employee benefits and social security taxes	(42,897)	(30,603)	(28,029)
Shared-based compensation expense	(8,798)	(2,703)	(1,647)
Rental expenses	(13,739)	(12,032)	(9,945)
Office expenses	(11,800)	(10,200)	(9,448)
Professional services	(9,885)	(7,599)	(7,463)
Travel and housing	(4,460)	(5,054)	(3,435)
Taxes other than income tax	(6,140)	(5,010)	(4,908)
Depreciation and amortization expense	(11,789)	(6,637)	(4,860)
Promotional and marketing expenses	(1,305)	(1,123)	(1,654)
Recovery (charge) to allowance for doubtful accounts, net	5	(928)	(205)
TOTAL	(110,808)	(81,889)	(71,594)